INCOME TAX - Reconciliation of groups effective income tax (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Statutory income tax rate for the year (as a percentage)	20.00%	20.00%	20.00%
Adjustments:
Expenses not deductible for tax purposes	2.50%	0.10%	1.30%
Prior periods tax effects	0.30%	(0.20%)	(0.70%)
Different tax rate of subsidiaries	(0.60%)	(0.80%)	(0.80%)
Withholding tax on distributed and undistributed profits	4.10%	1.60%	1.50%
Change in fair value of derivative financial instruments	0.50%
Changes in recognized deferred tax assets		(0.90%)	(0.10%)
Other	0.50%	(0.30%)	(0.40%)
Effective income tax rate	27.30%	19.50%	20.80%
Armenia
INCOME TAX
Statutory income tax rate for the year (as a percentage)	18.00%	18.00%	18.00%
Russia
INCOME TAX
Statutory income tax rate for the year (as a percentage)	20.00%	20.00%	20.00%
Czech Republic
INCOME TAX
Statutory income tax rate for the year (as a percentage)				0.00%